Segment information (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of groups lines of business and a reconciliation between the results from operations as per segment information
	06.30.2026
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	526,939	(3,074)	133,734	-	657,599
Costs	(123,831)	355	(134,709)	-	(258,185)
Gross profit / (loss)	403,108	(2,719)	(975)	-	399,414
Net gain / (loss) from fair value adjustment of investment properties	193,121	676	-	-	193,797
General and administrative expenses	(96,517)	358	-	243	(95,916)
Selling expenses	(36,829)	215	-	-	(36,614)
Other operating results, net	(15,654)	(24)	597	(243)	(15,324)
Profit / (loss) from operations	447,229	(1,494)	(378)	-	445,357
Share of profit of associates and joint ventures	37,811	1,323	-	-	39,134
Segment profit / (loss)	485,040	(171)	(378)	-	484,491
Reportable assets	3,989,173	(2,566)	-	868,046	4,854,653
Reportable liabilities (i)	-	-	-	(2,434,243)	(2,434,243)
Net reportable assets	3,989,173	(2,566)	-	(1,566,197)	2,420,410
	06.30.2025
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	500,352	(2,900)	128,254	-	625,706
Costs	(116,674)	273	(128,974)	-	(245,375)
Gross profit / (loss)	383,678	(2,627)	(720)	-	380,331
Net gain from fair value adjustment of investment properties	36	(3,374)	-	-	(3,338)
General and administrative expenses	(92,328)	399	-	263	(91,666)
Selling expenses	(32,196)	169	-	-	(32,027)
Other operating results, net	(22,970)	(5)	463	(263)	(22,775)
Profit / (loss) from operations	236,220	(5,438)	(257)	-	230,525
Share of profit of associates and joint ventures	33,830	3,462	-	-	37,292
Segment profit / (loss)	270,050	(1,976)	(257)	-	267,817
Reportable assets	3,661,373	(824)	-	829,419	4,489,968
Reportable liabilities (i)	-	-	-	(2,257,094)	(2,257,094)
Net reportable assets	3,661,373	(824)	-	(1,427,675)	2,232,874
	06.30.2024
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	503,744	(2,706)	110,690	-	611,728
Costs	(90,799)	301	(112,901)	-	(203,399)
Gross profit / (loss)	412,945	(2,405)	(2,211)	-	408,329
Net loss from fair value adjustment of investment properties	(653,452)	679	-	-	(652,773)
General and administrative expenses	(95,292)	323	-	(48)	(95,017)
Selling expenses	(32,566)	247	-	-	(32,319)
Other operating results, net	(9,667)	(41)	781	48	(8,879)
(Loss) / profit from operations	(378,032)	(1,197)	(1,430)	-	(380,659)
Share of profit of associates and joint ventures	62,859	515	-	-	63,374
Segment (loss) / profit	(315,173)	(682)	(1,430)	-	(317,285)
Reportable assets	3,621,701	802	-	551,495	4,173,998
Reportable liabilities (i)	-	-	-	(2,028,245)	(2,028,245)
Net reportable assets	3,621,701	802	-	(1,476,750)	2,145,753

Schedule of analysis of lines of group business
	06.30.2026
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	368,822	29,203	28,866	88,748	11,300	526,939
Costs	(37,569)	(3,679)	(18,039)	(59,871)	(4,673)	(123,831)
Gross profit	331,253	25,524	10,827	28,877	6,627	403,108
Net gain / (loss) from fair value adjustment of investment properties	260,615	(24,770)	(45,415)	-	2,691	193,121
General and administrative expenses	(41,821)	(2,570)	(19,078)	(13,344)	(19,704)	(96,517)
Selling expenses	(23,837)	(1,196)	(3,812)	(6,104)	(1,880)	(36,829)
Other operating results, net	(603)	84	(11,650)	(437)	(3,048)	(15,654)
Profit / (loss) from operations	525,607	(2,928)	(69,128)	8,992	(15,314)	447,229
Share of profit of associates and joint ventures	-	-	-	-	37,811	37,811
Segment profit / (loss)	525,607	(2,928)	(69,128)	8,992	22,497	485,040

Investment properties and trading properties	2,259,987	316,252	1,072,144	-	5,429	3,653,812
Investment in associates and joint ventures	-	-	-	-	253,633	253,633
Other operating assets	6,295	1,007	176	62,050	12,200	81,728
Reportable assets	2,266,282	317,259	1,072,320	62,050	271,262	3,989,173
	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	361,288	26,796	17,042	86,266	8,960	500,352
Costs	(27,651)	(2,326)	(23,944)	(57,303)	(5,450)	(116,674)
Gross profit / (loss)	333,637	24,470	(6,902)	28,963	3,510	383,678
Net gain / (loss) from fair value adjustment of investment properties	592,917	(198,907)	(393,213)	-	(761)	36
General and administrative expenses	(38,728)	(3,201)	(15,498)	(15,988)	(18,913)	(92,328)
Selling expenses	(18,077)	(1,190)	(4,161)	(6,747)	(2,021)	(32,196)
Other operating results, net	(668)	243	(25,468)	(633)	3,556	(22,970)
Profit / (loss) from operations	869,081	(178,585)	(445,242)	5,595	(14,629)	236,220
Share of profit of associates and joint ventures	-	-	-	-	33,830	33,830
Segment profit / (loss)	869,081	(178,585)	(445,242)	5,595	19,201	270,050

Investment properties and trading properties	1,947,450	337,699	1,069,145	-	2,812	3,357,106
Investment in associates and joint ventures	-	-	-	-	226,631	226,631
Other operating assets	6,904	682	152	60,408	9,490	77,636
Reportable assets	1,954,354	338,381	1,069,297	60,408	238,933	3,661,373
	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	334,495	30,243	17,215	114,637	7,154	503,744
Costs	(19,949)	(2,201)	(9,950)	(53,649)	(5,050)	(90,799)
Gross profit	314,546	28,042	7,265	60,988	2,104	412,945
Net loss from fair value adjustment of investment properties	(27,810)	(129,562)	(495,542)	-	(538)	(653,452)
General and administrative expenses	(40,232)	(3,329)	(16,404)	(17,394)	(17,933)	(95,292)
Selling expenses	(16,770)	(335)	(6,025)	(7,829)	(1,607)	(32,566)
Other operating results, net	(5,288)	(117)	(3,692)	(2,106)	1,536	(9,667)
Profit / (loss) from operations	224,446	(105,301)	(514,398)	33,659	(16,438)	(378,032)
Share of profit of associates and joint ventures	-	-	-	-	62,859	62,859
Segment profit / (loss)	224,446	(105,301)	(514,398)	33,659	46,421	(315,173)

Investment properties and trading properties	1,285,286	565,226	1,360,852	-	4,210	3,215,574
Investment in associates and joint ventures	-	-	-	-	231,573	231,573
Other operating assets	4,562	603	100,874	58,973	9,542	174,554
Reportable assets	1,289,848	565,829	1,461,726	58,973	245,325	3,621,701